Principal subsidiaries	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
Principal subsidiaries

The section presents information on the Group’s investments in subsidiaries, joint ventures and associates and its interests in structured entities. Detail is also given on securitisation transactions the Group has entered into and arrangements that are held off-balance sheet.

36 Principal subsidiaries

Barclays applies IFRS 10 Consolidated Financial Statements. The consolidated financial statements combine the financial statements of Barclays PLC and all its subsidiaries. Subsidiaries are entities over which the Group has control. Under IFRS 10, this is when the Group is exposed or has rights to variable returns from its involvement in the entity and has the ability to affect those returns through its power over the entity.

The Group reassesses whether it controls an entity if facts and circumstances indicate that there have been changes to its power, its rights to variable returns or its ability to use its power to affect the amount of its returns.

Intra-group transactions and balances are eliminated on consolidation and consistent accounting policies are used throughout the Group for the purposes of the consolidation. Changes in ownership interests in subsidiaries are accounted for as equity transactions if they occur after control has been obtained and they do not result in loss of control.

The significant judgements used in applying this policy are set out below.

Accounting for investment in subsidiaries

In the individual financial statements of Barclays PLC, investments in subsidiaries are stated at cost less impairment.

Principal subsidiaries for the Group are set out below. This includes those subsidiaries that are most significant in the context of the Group’s business, results or financial position.

	Principal place of business or incorporation		Percentage of voting rights held	Non-controlling interests - proportion of ownership interests	Non-controlling interests - proportion of voting interests
Company Name		Nature of business	%	%	%
Barclays Bank PLC	England	Banking, holding Company	100	11	-
Barclays Capital Securities Limited	England	Securities dealing	100	-	-
Barclays Securities Japan Limited	Japan	Securities dealing	100	-	-
Barclays Capital Inc	United States	Securities dealing	100	-	-
Barclays Services Limited	England	Service Company	100	-	-
Barclays Bank Delaware	United States	Credit card issuer	100	-	-

The country of registration or incorporation is also the principal area of operation of each of the above subsidiaries.

Ownership interests are in some cases different to voting interests due to the existence of non-voting equity interests, such as preference shares. See Note 33 Non-controlling interests for more information.

Barclays Africa Group Limited was considered a principal subsidiary in 2016. During 2017 Barclays reduced its shareholding in BAGL. This resulted in the deconsolidation of BAGL from the Group as of 1 June 2017, with the residual holding recognised as an available for sale investment.

Determining whether the Group has control of an entity is generally straightforward based on ownership of the majority of the voting capital. However, in certain instances, this determination will involve judgement, particularly in the case of structured entities where voting rights are often not the determining factor in decisions over the relevant activities. This judgement may involve assessing the purpose and design of the entity. It will also often be necessary to consider whether the Group, or another involved party with power over the relevant activities, is acting as a principal in its own right or as an agent on behalf of others.

There is also often considerable judgement involved in the ongoing assessment of control over structured entities. In this regard, where market conditions have deteriorated such that the other investors’ exposures to the structure’s variable returns have been substantively eliminated, the Group may conclude that the managers of the structured entity are acting as its agent and therefore will consolidate the structured entity.

An interest in equity voting rights exceeding 50% would typically indicate that the Group has control of an entity. However, the entity set out below is excluded from consolidation because the Group does not have exposure to its variable returns.

Country of registration or incorporation	Company name	Percentage of voting rights held (%)	Equity shareholders' funds (£m)	Retained profit for the year (£m)
Cayman Islands	Palomino Limited	100	9	7

This entity is managed by an external counterparty and consequently is not controlled by the Group. Interests relating to this entity are included in Note 37 Structured entities.

Significant restrictions

As is typical for a Group of its size and international scope, there are restrictions on the ability of Barclays PLC to obtain distributions of capital, access the assets or repay the liabilities of members of its Group due to the statutory, regulatory and contractual requirements of its subsidiaries and due to the protective rights of non-controlling interests. These are considered below.

Regulatory requirements

Barclays’ principal subsidiary companies have assets and liabilities before intercompany eliminations of £1,407bn (2016: £1,553bn) and £1,341bn (2016: £1,480bn) respectively. The assets and liabilities are subject to prudential regulation and regulatory capital requirements in the countries in which they are regulated. These require entities to maintain minimum capital levels which cannot be returned to the Parent company, Barclays PLC on a going concern basis.

In order to meet capital requirements, subsidiaries may hold certain equity-accounted and debt-accounted issued financial instruments and non-equity instruments such as Tier 1 and Tier 2 capital instruments and other forms of subordinated liabilities. See Note 33 Non-controlling interests and Note 30 Subordinated liabilities for particulars of these instruments. These instruments may be subject to cancellation clauses or preference share restrictions that would limit the ability of the entity to repatriate the capital on a timely basis.

Liquidity requirements

Regulated subsidiaries of the Group are required to meet PRA and local regulatory requirements pertaining to liquidity. Some of the subsidiaries affected are Barclays Bank PLC and Barclays Capital Inc which must maintain daily compliance with the regulatory minimum. See pages 124 to 136 for further details of liquidity requirements, including those of our significant subsidiaries.

Statutory requirements

The Group’s subsidiaries are subject to statutory requirements not to make distributions of capital and unrealised profits and generally to maintain solvency. These requirements restrict the ability of subsidiaries to make remittances of dividends to Barclays PLC, the ultimate parent, except in the event of a legal capital reduction or liquidation. In most cases, the regulatory restrictions referred to above exceed the statutory restrictions.

Contractual requirements

Asset encumbrance

The Group uses its financial assets to raise finance in the form of securitisations and through the liquidity schemes of central banks. Once encumbered, the assets are not available for transfer around the Group. The assets typically affected are disclosed in Note 40 Assets pledged.

Assets held by consolidated structured entities

None of the assets (2016: £99m) included in the Group’s balance sheet relate to consolidated investment funds, held to pay return and principal to the holders of units in the funds. Any assets held in these funds cannot be transferred to other members of the Group. The decrease since 2016 is due to the sale of the French Funds Business.

Other restrictions

The Group is required to maintain balances with central banks and other regulatory authorities, and these amounted to £3,360m (2016: £4,254m).